SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	3 Months Ended			12 Months Ended
	Mar. 31, 2023 USD ($) shares	Mar. 31, 2023 MYR (RM) shares	Mar. 31, 2022 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 MYR (RM) shares	Dec. 31, 2021 USD ($) shares
Product Information [Line Items]
Accounts receivable, allowance for credit loss
Wrote-off allowance for doubtful accounts			$ 0	120,372
Allowance for doubtful accounts	0			0		121,514
Impairment of long-lived assets	0			0		0
Value of coupons	22,959		953	7,543		15,209
Cost of revenue	128,359		73,431	666,042		297,333
Revenues	380,767		408,960	1,856,564		1,016,962
Selling expenses	76,098		114,611	361,414		394,682
Advertising costs	0		0	4,688		20,218
Commission expenses	33,942		114,109	405,351		316,267
Defined contribution plan expense	$ 43,713		28,012	$ 133,489		99,488
Income tax description	greater than 50%	greater than 50%		greater than 50%	greater than 50%
Income tax examination, penalties and interest expense	$ 0		$ 0	$ 0		$ 395
Noncontrolling interest, description	Non-controlling interest consists of 40% of the equity interests of DSY Wellness held by an individual and approximately 0.01% (2 ordinary shares out of 9,590,598 shares) of the equity interests of ASL held by two individuals	Non-controlling interest consists of 40% of the equity interests of DSY Wellness held by an individual and approximately 0.01% (2 ordinary shares out of 9,590,598 shares) of the equity interests of ASL held by two individuals		Non-controlling interest consists of 40% of the equity interests of DSY Wellness held by an individual and approximately 0.01% (2 ordinary shares out of 9,590,598 shares) of the equity interests of ASL held by two individuals	Non-controlling interest consists of 40% of the equity interests of DSY Wellness held by an individual and approximately 0.01% (2 ordinary shares out of 9,590,598 shares) of the equity interests of ASL held by two individuals
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount | shares	0	0	0	0	0	0
Inventories write-down				$ 5,307		$ 36,241
Inventories write off				$ 142,466
Social Security Organization [Member]
Product Information [Line Items]
Salary percentage	1.75%	1.75%		1.75%	1.75%
Monthly salary | RM		RM 5,000			RM 5,000
Employees Provident Fund [Member] | Minimum [Member]
Product Information [Line Items]
Salary percentage	13.00%	13.00%		13.00%	13.00%
Monthly salary | RM		RM 5,000			RM 5,000
Employees Provident Fund [Member] | Maximum [Member]
Product Information [Line Items]
Salary percentage	12.00%	12.00%		12.00%	12.00%
Monthly salary | RM		RM 5,001			RM 5,001
Employment Insurance System [Member]
Product Information [Line Items]
Salary percentage	0.20%	0.20%		0.20%	0.20%
Monthly salary | RM		RM 5,000			RM 5,000
Human Resource Development Fund [Member]
Product Information [Line Items]
Salary percentage	1.00%	1.00%		1.00%	1.00%
Health and Wellness Services [Member]
Product Information [Line Items]
Cost of revenue	$ 10,774			$ 17,912
Revenues	65,351		$ 1,068	145,510		7,543
Shipping and Handling [Member]
Product Information [Line Items]
Selling expenses	$ 1,525		$ 2,907	$ 16,585		$ 11,054